Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Basis of Presentation

Basis of Presentation

The accompanying interim Condensed Consolidated Financial Statements include the accounts of Albertsons Companies, LLC and subsidiaries (the “Company”). All significant intercompany balances and transactions were eliminated. The Condensed Consolidated Balance Sheet as of February 25, 2017 is derived from the Company’s annual audited Consolidated Financial Statements for the fiscal year ended February 25, 2017, which should be read in conjunction with these Condensed Consolidated Financial Statements and which are included in the Company’s Registration Statement on Form S-4 (File No. 333-218138) filed May 19, 2017, as amended. Certain information in footnote disclosures normally included in annual financial statements was condensed or omitted for the interim periods presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, the interim data includes all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the interim periods. The interim results of operations and cash flows are not necessarily indicative of those results and cash flows expected for the year. The Company’s results of operations are for the 40 weeks ended December 2, 2017 and December 3, 2016. The Company is a wholly owned subsidiary of AB Acquisition LLC (“AB Acquisition”), and has no separate assets or liabilities other than its investments in its subsidiaries. The Company’s parent, AB Acquisition, is owned by a consortium of investors led by Cerberus Capital Management, L.P.

Reorganization: On December 3, 2017, subsequent to the end of the third quarter of fiscal 2017, the Company’s parent, AB Acquisition, completed a reorganization of its legal entity structure whereby the existing owners contributed their equity interests of AB Acquisition to Albertsons Companies, Inc. (“ACI”) in exchange for common stock of ACI, effectively making ACI the corporate parent of AB Acquisition (the “Reorganization”).

Basis of Presentation

The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Intercompany transactions and accounts have been eliminated in consolidation for all periods presented. The Company’s investment in Casa Ley is recorded using the equity method.

Restricted cash

Restricted cash: Restricted cash is included in Other current assets and Other assets within the Condensed Consolidated Balance Sheets and primarily relates to funds held in escrow. The Company had $11.3 million and $9.9 million of restricted cash as of December 2, 2017 and February 25, 2017, respectively.

Restricted cash: Restricted cash primarily relates to collateralized surety bonds, letters of credit and cash related to contingent value rights (“CVRs”). As of February 25, 2017, the Company had restricted cash of $9.9 million included in Other current assets and Other assets within the Consolidated Balance Sheet. As of February 27, 2016, the Company had restricted cash of $13.3 million included in Other current assets and Other assets within the Consolidated Balance Sheet.

Inventories, net

Inventories, net: Substantially all of the Company’s inventories consist of finished goods valued at the lower of cost or market and net of vendor allowances.

The Company uses either item-cost or the retail inventory method to value discrete inventory items at lower of cost or market before application of any last-in, first-out (“LIFO”) reserve. Interim LIFO inventory costs are based on management’s estimates of expected year-end inventory levels and inflation rates. The Company recorded LIFO expense of $24.0 million and $8.5 million for the 40 weeks ended December 2, 2017 and December 3, 2016, respectively.

Inventories, net: Substantially all of the Company’s inventories consist of finished goods valued at the lower of cost or market and net of vendor allowances.

As of February 25, 2017 and February 27, 2016, approximately 87.4% and 86.6%, respectively, of the Company’s inventories were valued under the last-in, first-out (“LIFO”) method. The Company primarily uses the item-cost or the retail inventory method to determine inventory cost before application of any LIFO adjustment. Under the item-cost method, the most recent purchase cost is used to determine the cost of inventory before the application of any LIFO adjustment. Under the retail inventory method, inventory cost is determined, before the application of any LIFO adjustment, by applying a cost-to-retail ratio to various categories of similar items to the retail value of those items. Replacement or current cost was higher than the carrying amount of inventories valued using LIFO by $114.1 million and $122.0 million as of February 25, 2017 and February 27, 2016, respectively. Liquidations of LIFO layers during the three years reported did not have a material effect on the results of operations.

Cost for the remaining inventories, which represents perishable and fuel inventories, was determined using the most recent purchase cost, which approximates the first-in, first-out (“FIFO”) method. Perishables are counted every four weeks and are carried at the last purchased cost which approximates FIFO cost. Fuel inventories are carried at the last purchased cost, which approximates FIFO cost. The Company records inventory shortages based on actual physical counts at its facilities and also provides allowances for inventory shortages for the period between the last physical count and the balance sheet date.

Goodwill

Goodwill: The Company reviews goodwill for impairment annually on the first day of its fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. Beginning on the first day of fiscal 2017, the Company prospectively adopted accounting guidance that simplifies goodwill impairment testing. For additional information, see Recently adopted accounting standards below.

During the second quarter of fiscal 2017, there was a sustained decline in the market multiples of publicly traded peer companies. In addition, during the 12 weeks ended September 9, 2017, the Company revised its short-term operating plan. As a result, the Company determined that an interim review of its recoverability of goodwill was necessary. Consequently, during the second quarter of fiscal 2017, the Company recorded a goodwill impairment loss of $142.3 million, substantially all within the Acme reporting unit relating to the November 2015 acquisition of stores from The Great Atlantic and Pacific Tea Company, Inc., due to changes in the estimate of its long-term future financial performance to reflect lower expectations for growth in revenue and earnings than previously estimated. The goodwill impairment loss was based on a quantitative analysis using a combination of a discounted cash flow model (income approach) and a guideline public company comparative analysis (market approach).

The following table summarizes the changes in the Company’s goodwill balances (in millions):

	December 2, 2017	February 25, 2017
Balance at beginning of period	$1,167.8	$1,131.1
Acquisitions	157.8	36.7
Impairment	(142.3)	—

Balance at end of period	$1,183.3	$1,167.8

Goodwill: Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable assets acquired as of the acquisition date. The Company reviews goodwill for impairment annually on the first day of the fiscal fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. The Company reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the two-step test is performed to identify potential goodwill impairment. If it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it is unnecessary to perform the two-step goodwill impairment test. The Company may elect to bypass the qualitative assessment and proceed directly to performing the first step of the two-step goodwill impairment test. In the first step, if the Company concludes that the fair value of a reporting unit is less than its book value, the Company must perform step two in which it calculates the implied fair value of goodwill and compares it to carrying value. If the carrying value of goodwill exceeds the implied fair value of goodwill, such excess represents the amount of goodwill impairment. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. Generally fair value is determined by a multiple of earnings based on the guideline publicly traded business method or discounting projected future cash flows based on management’s expectations of the current and future operating environment. There were no goodwill impairment charges recorded for any periods presented.

Income taxes

Income taxes: Income tax benefit was $590.8 million and $10.4 million for the 40 weeks ended December 2, 2017 and December 3, 2016, respectively. The increase in income tax benefit during the 40 weeks ended December 2, 2017 was primarily the result of the reversal of the Company’s valuation allowance related to certain Subchapter C corporation subsidiaries pursuant to the Reorganization. In connection with the Reorganization, the Company reorganized its Subchapter C corporation subsidiaries which allows the Company to use the deferred tax assets, which previously had an offsetting valuation allowance, against future taxable income of certain other Subchapter C corporation subsidiaries that have a history of taxable income and are projected to continue to have future taxable income. The reassessment of the valuation allowance was based on available negative and positive evidence to estimate if sufficient taxable income will be generated to use existing deferred tax assets. In this assessment, the Company considered projected future taxable income, scheduled reversals of deferred tax liabilities, the overall business environment, historical performance and any available tax planning strategies. On the basis of this evaluation, during the third quarter of fiscal 2017, the Company released substantially all of the valuation allowance against its net deferred tax assets, resulting in a $359.0 million non-cash net benefit in the Company’s provision for income taxes. In addition, the Company is currently evaluating the impact of the Reorganization to its limited liability parent that is taxed as a partnership and expects to recognize a material amount of non-cash income tax expense and corresponding increase to deferred income tax liabilities during the fourth quarter of fiscal 2017.

In addition to the Reorganization, on December 22, 2017, the President signed into law the Tax Cuts and Jobs Act (the “Act”), which enacts significant changes to U.S. income tax and related laws. Among other things, the Act reduces the top U.S. corporate income tax rate from 35.0% to 21.0%, and makes changes to certain other business-related exclusions, deductions and credits. Because a change in tax law is accounted for in the period of enactment, the effect of the Act will be recorded in the Company’s fiscal fourth quarter. The Company is currently analyzing the accounting implications of the Act; however, based on a preliminary review, the Company expects to recognize a material non-cash income tax benefit and corresponding net decrease to deferred tax liabilities, primarily as result of the reduction in tax rate on anticipated future reversal of deferred taxes.

Income taxes: The Company is organized as a limited liability company, wholly owned by its parent, AB Acquisition. As such, income taxes in respect of these operations are payable by the equity members of the Company’s parent. The Company conducts the operations of its Safeway, NAI and United operations through Subchapter C Corporations. The Company provides for federal and state income taxes on its Subchapter C Corporations, which are subject to entity-level tax, and state income taxes on its limited liability companies where applicable. The Company’s loss before taxes is primarily from domestic operations.

Deferred taxes are provided for the net tax effects of temporary differences between the financial reporting and income tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances are established where management determines that it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company reviews tax positions taken or expected to be taken on tax returns to determine whether and to what extent a tax benefit can be recognized. The Company evaluates its positions taken and establishes liabilities in accordance with the applicable accounting guidance for uncertain tax positions. The Company reviews these liabilities as facts and circumstances change and adjusts accordingly. The Company recognizes any interest and penalties associated with uncertain tax positions as a component of Income tax expense.

The Company is contractually indemnified by SuperValu for any tax liability of NAI arising from tax years prior to the NAI acquisition. The Company is also contractually obligated to pay SuperValu any tax benefit it receives in a tax year after the NAI acquisition as a result of an indemnification payment made by SuperValu. An indemnification asset and liability, where necessary, has been recorded to reflect this arrangement.

Segments

Segments: The Company and its subsidiaries operate food and drug retail stores that offer grocery products, general merchandise, health and beauty care products, pharmacy, fuel and other items and services. The Company’s retail operating divisions are geographically based, have similar economic characteristics and similar expected long-term financial performance. The Company’s operating segments and reporting units are its 13 divisions, which have been aggregated into one reportable segment. Each reporting unit constitutes a business for which discrete financial information is available and for which management regularly reviews the operating results. Across all operating segments, the Company operates primarily one store format. Each store offers the same general mix of products with similar pricing to similar categories of customers, has similar distribution methods, operates in similar regulatory environments and purchases merchandise from similar or the same vendors. Except for an equity method investment in Casa Ley, S.A. de C.V. (“Casa Ley”), all of the Company’s retail operations are domestic.

The following table represents sales revenue by type of similar product (dollars in millions):

	40 weeks ended
	December 2, 2017		December 3, 2016
	Amount	% of Total	Amount	% of Total
Non-perishables (1)	$20,278.6	44.3%	$20,823.7	45.5%
Perishables (2)	18,783.6	40.9%	18,400.4	40.1%
Pharmacy	3,858.2	8.4%	3,959.0	8.6%
Fuel	2,399.3	5.2%	2,076.9	4.5%
Other (3)	571.2	1.2%	601.6	1.3%

Net sales and other revenue	$45,890.9	100.0%	$45,861.6	100.0%

(1)	Consists primarily of general merchandise, grocery and frozen foods.
(2)	Consists primarily of produce, dairy, meat, deli, floral and seafood.
(3)	Consists primarily of lottery and various other commissions and other miscellaneous income.

Segments: The Company and its subsidiaries operate food and drug retail stores that offer grocery products, general merchandise, health and beauty care products, pharmacy, fuel, and other items and services. The Company’s retail operating divisions are geographically based, have similar economic characteristics and similar expected long-term financial performance and are reported in one reportable segment. The Company’s operating segments and reporting units are its 14 divisions, which have been aggregated into one reportable segment. Each reporting unit constitutes a business for which discrete financial information is available and for which management regularly reviews the operating results. Across all operating segments, the Company operates primarily one store format. Each store offers the same general mix of products with similar pricing to similar categories of customers, have similar distribution methods, operate in similar regulatory environments and purchase merchandise from similar or the same vendors. Except for an equity method investment in Casa Ley, all of the Company’s retail operations are domestic.

The following table represents sales revenue by type of similar product (in millions):

	Fiscal 2016		Fiscal 2015		Fiscal 2014
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$26,699.2	44.7%	$26,283.9	44.8%	$12,906.1	47.5%
Perishables(2)	24,398.5	40.9%	23,661.4	40.3%	11,043.8	40.6%
Pharmacy	5,119.2	8.6%	5,073.0	8.6%	2,602.9	9.6%
Fuel	2,693.4	4.5%	2,954.8	5.0%	387.4	1.4%
Other(3)	767.9	1.3%	760.9	1.3%	258.4	0.9%

Total	$59,678.2	100.0%	$58,734.0	100.0%	$27,198.6	100.0%

(1)	Consists primarily of general merchandise, grocery, and frozen foods.
(2)	Consists primarily of produce, dairy, meat, deli, floral, and seafood.
(3)	Consists primarily of lottery and various other commissions, and other miscellaneous income.

Recently adopted and issued accounting standards

Recently adopted accounting standards: In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The new standard simplifies the interim or annual goodwill impairment test. The standard is effective for public entities for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company has elected to early adopt this guidance beginning the first day of fiscal 2017. Under the new standard, Step 2 of the goodwill impairment test is eliminated. Instead, the Company will perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. A resulting impairment charge should be recognized for the amount that the carrying amount exceeds the reporting unit’s fair value.

Recently issued accounting standards: In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: 1) identify the contract(s) with a customer, 2) identify the performance obligations in the contract, 3) determine the transaction price, 4) allocate the transaction price to the performance obligations in the contract, and 5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company plans to adopt this guidance in the first quarter of fiscal 2018 on a modified retrospective basis, including implementing changes to processes and controls to comply with the new disclosure requirements. The Company continues to expect that the adoption of this standard will not have a material effect on its Consolidated Financial Statements. Arrangements where the Company has determined it acts as a principal versus an agent in certain third-party arrangements are expected to remain relatively unchanged upon adoption. While not material, the implementation will impact the timing of revenue recognition related to the unredeemed portion of Company-issued gift cards, which will be recognized in proportion to customer redemptions of the gift cards, rather than waiting until the likelihood of redemption becomes remote.

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842). The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new guidance will require both classifications of leases, operating and capital, to be recognized on the balance sheet. Consistent with current GAAP, the recognition, measurement and presentation of expenses and cash flows arising from a lease will depend on its classification. The ASU also will require disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The Company plans to adopt this guidance in the first quarter of fiscal 2019. The adoption of this ASU will result in the recognition of significant right-of-use assets and lease liabilities in the Company’s Consolidated Balance Sheets. The Company’s assessment is ongoing, including the assessment of other potential impacts of this pronouncement on the Consolidated Financial Statements and disclosures.

In March 2017, the FASB issued 2017-07, “Compensation—Retirement Benefits (Topic 715)—Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” This ASU requires an employer to report the service cost component of net pension and post-retirement expense in the same line as other compensation costs from services rendered by employees during the period. Other components of net pension and post-retirement expense are required to be presented in the income statement separately from the service cost component. The ASU will take effect for public entities for annual reporting periods beginning after December 15, 2017, including interim periods within those annual periods. The update should be applied retrospectively for the presentation of service cost and other components of net pension and post-retirement expense in the income statement, and prospectively for the capitalization of service cost. The Company plans to adopt this guidance in the first quarter of fiscal 2018. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.

Recently Adopted Accounting Standards: In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” The new standard requires the Company to evaluate, on an annual and quarterly basis, whether conditions or events, in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern for one year from the date the financial statements are issued or are available to be issued. If substantial doubt is raised, disclosure is required around the Company’s plans to alleviate the doubts. The adoption of this ASU did not have a material impact on the Company’s Consolidated Financial Statements.

In May 2015, the FASB issued ASU 2015-07, “Fair Value Measurement—Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” This update permits an entity to measure the fair value of certain investments using the net asset value (NAV) per share of the investment as a practical expedient, and removes the requirement to categorize these investments within the fair value hierarchy. The Company adopted this standard in fiscal 2016 retrospectively for all periods presented. See Note 11—Employee benefit plans and collective bargaining agreements in the Consolidated Financial Statements for disclosure related to this net asset value practical expedient.

In March 2016, the FASB issued ASU 2016-09, “Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” The new standard contains several amendments that will simplify the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, statutory tax withholding requirements, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The standard is effective for public entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company has elected to early adopt these amendments with an effective date as of February 28, 2016. Under the new standard, excess tax benefits or deficiencies are reflected in the Consolidated Statements of Operations as a component of the provision for income taxes, whereas they previously were recognized in Member equity. Additionally, the Company’s Consolidated Statements of Cash Flows now present excess tax benefits as an operating activity, and cash paid by the Company when directly withholding shares for tax withholding purposes as a financing activity. Finally, the Company has elected to account for forfeitures as they occur, rather than estimate expected forfeitures. The adoption of this standard did not have a material impact on the Company’s Consolidated Statement of Operations or the Consolidated Statement of Cash Flows.

Recently Issued Accounting Standards: In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: 1) identify the contract(s) with a customer, 2) identify the performance obligations in the contract, 3) determine the transaction price, 4) allocate the transaction price to the performance obligations in the contract, and 5) recognize revenue when (or as) the entity satisfies a performance obligation. For public entities, this pronouncement is effective for annual reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods beginning after December 15, 2016. Though the Company currently believes that the adoption of this standard will not have a material effect on the Company’s results of operations or financial condition, its evaluation is continuing and is not complete.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new guidance will require both classifications of leases, operating and capital, to be recognized on the balance sheet. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease will depend on its classification. The ASU also will require disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The ASU will take effect for public entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption will be permitted for all organizations. The adoption of this ASU will result in the recognition of significant right-of-use assets and lease liabilities in the Company’s Consolidated Balance Sheets. The Company’s evaluation is continuing, including the assessment of other potential impacts of this pronouncement.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business.” The ASU provides a benchmark to determine when a set of assets and activities is not a business. This benchmark reduces the number of transactions that need to be further evaluated. The ASU will take effect for public entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this pronouncement.

Description of Business

Description of Business

Albertsons Companies, LLC and its subsidiaries (the “Company”) is a food and drug retailer that, as of February 25, 2017, operated 2,324 retail food and drug stores together with 385 associated fuel centers, 28 dedicated distribution centers and 18 manufacturing facilities. The Company is composed of retail food businesses and in-store pharmacies with operations primarily located throughout the United States under the banners Albertsons, Safeway, Vons, Pavilions, Randalls, Tom Thumb, Carrs Quality Centers, Haggen, United Supermarkets, Market Street, Amigos, United Express, Sav-On, Jewel-Osco, Acme, Shaw’s and Star Market. The Company also owns and operates GroceryWorks.com Operating Company, LLC, an online grocery channel, doing business under the names Safeway.com and Vons.com. The Company also has a 49% ownership in Casa Ley, S.A. de C.V. (“Casa Ley”), which operates 230 food and general merchandise stores in Western Mexico. The Company is a wholly owned subsidiary of AB Acquisition LLC (“AB Acquisition”), and has no separate assets or liabilities other than its investments in its subsidiaries. All of the Company’s business operations are conducted through its operating subsidiaries. The Company’s parent, AB Acquisition, is owned by a consortium of investors led by Cerberus Capital Management, L.P. (“Cerberus”).

On January 30, 2015, the Company acquired Safeway Inc. (“Safeway”) pursuant to an Agreement and Plan of Merger dated as of March 6, 2014, as amended April 7, 2014 and June 13, 2014 (the “Merger Agreement”), under which the Company acquired all of the outstanding shares of Safeway (the “Safeway acquisition”). Safeway operated 1,325 supermarkets under the banners Safeway, Vons, Pavilions, Randalls, Tom Thumb and Carrs Quality Centers.

Fiscal year

Fiscal year: In connection with the Safeway acquisition, the Company elected to change its fiscal year from the Thursday before the last Saturday in February to the last Saturday in February. Unless the context otherwise indicates, reference to a fiscal year of the Company refers to the calendar year in which such fiscal year commences. The Company’s first quarter consists of 16 weeks, and the second, third, and fourth quarters generally each consist of 12 weeks. For the fiscal year ended February 28, 2015, the fourth quarter consisted of 13 weeks, and the fiscal year consisted of 53 weeks. For each of the other years presented, the fiscal year consisted of 52 weeks.

Use of estimates

Use of estimates: The preparation of the Company’s Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Certain estimates require difficult, subjective or complex judgments about matters that are inherently uncertain. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents: Cash equivalents include all highly liquid investments with original maturities of three months or less at the time of purchase and outstanding deposits related to credit and debit card sales transactions that settle within a few days. Cash and cash equivalents related to credit and debit card transactions were $312.1 million and $285.5 million as of February 25, 2017 and February 27, 2016, respectively.

During the fourth quarter of fiscal 2016, the Company corrected the classification of certain book overdrafts resulting in an increase of $139.2 million in Cash and cash equivalents and Accounts payable. This correction in classification also resulted in an increase of $139.2 million in Net cash provided by operating activities in the Consolidated Statements of Cash Flows for the 52 weeks ended February 25, 2017. The Company has determined that the error in classification related to prior annual or interim periods is not material.

Receivables, net

Receivables, net: Receivables consist primarily of trade accounts receivable, pharmacy accounts receivable and vendor receivables. Management makes estimates of the uncollectibility of its accounts receivable. In determining the adequacy of the allowances for doubtful accounts, management analyzes the value of collateral, historical collection experience, aging of receivables and other economic and industry factors. It is possible that the accuracy of the estimation process could be materially impacted by different judgments, estimations and assumptions based on the information considered and could result in a further adjustment of receivables. The allowance for doubtful accounts and bad debt expenses were not material for any of the periods presented.

Property and equipment, net

Property and equipment, net: Property and equipment is recorded at cost or fair value for assets acquired as part of a business combination and depreciation is calculated on the straight-line method over the estimated useful lives of the assets. Estimated useful lives are generally as follows: buildings—seven to 40 years; leasehold improvements—the shorter of the remaining lease term or ten to 20 years; fixtures and equipment—three to 15 years; specialized supply chain equipment—six to 25 years.

Assets under capital leases are recorded at the lower of the present value of the future minimum lease payments or the fair value of the asset and are amortized on the straight-line method over the lesser of the lease term or the estimated useful life. Interest capitalized on property under construction was immaterial for all periods presented.

Impairment of long-lived assets

Impairment of long-lived assets: The Company regularly reviews its individual stores’ operating performance, together with current market conditions, for indicators of impairment. When events or changes in circumstances indicate that the carrying value of the individual store’s assets may not be recoverable, its future undiscounted cash flows are compared to the carrying value. If the carrying value of store assets to be held and used is greater than the future undiscounted cash flows, an impairment loss is recognized to record the assets at fair value. For property and equipment held for sale, the Company recognizes impairment charges for the excess of the carrying value plus estimated costs of disposal over the fair value. Fair values are based on discounted cash flows or current market rates. These estimates of fair value can be significantly impacted by factors such as changes in the current economic environment and real estate market conditions. Losses on long-lived asset impairments are recorded as a component of Selling and administrative expenses.

Lease exit costs

Lease exit costs: The Company records a liability for costs associated with closures of retail stores, distribution centers and other properties that are no longer utilized in current operations. For properties that have closed and are under long-term lease agreements, the present value of any remaining liability under the lease, net of estimated sublease recovery and discounted using credit adjusted risk-free rates, is recognized as a liability and charged to Selling and administrative expenses. These lease liabilities are usually paid over the lease terms associated with the property. Adjustments to lease exit reserves primarily relate to changes in subtenant income or actual exit costs that differ from original estimates. Lease exit reserves for closed properties are included as a component of Other current liabilities and Other long-term liabilities.

Intangible assets, net

Intangible assets, net: The Company reviews intangible assets with indefinite useful lives and tests for impairment annually on the first day of the fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. The review consists of comparing the estimated fair value of the cash flows generated by the asset to the carrying value of the asset. The Company reviews finite-lived intangible assets for impairment in accordance with its policy for long-lived assets. Intangible assets with indefinite useful lives consist of restricted covenants and liquor licenses. Intangible assets with finite lives consist primarily of trade names, naming rights, customer prescription files, internally developed software and beneficial lease rights. Intangible assets with finite lives are amortized on a straight-line basis over an estimated economic life ranging from five to 40 years. Beneficial lease rights and unfavorable lease obligations are recorded on acquired leases based on the differences between the contractual rents for the remaining lease terms under the respective lease agreement and prevailing market rents for the related geography as of the lease acquisition date. Beneficial lease rights and unfavorable lease obligations are amortized over the lease term using the straight-line method.

Business combination measurements

Business combination measurements: In accordance with applicable accounting standards, the Company estimates the fair value of acquired assets and assumed liabilities as of the acquisition date of business combinations. These fair value adjustments are input into the calculation of goodwill related to the excess of the purchase price over the fair value of the tangible and identifiable intangible assets acquired and liabilities assumed in the acquisition.

The fair value of assets acquired and liabilities assumed are determined using market, income and cost approaches from the perspective of a market participant. The fair value measurements can be based on significant inputs that are not readily observable in the market. The market approach indicates value for a subject asset based on available market pricing for comparable assets. The market approach used includes prices and other relevant information generated by market transactions involving comparable assets, as well as pricing guides and other sources. The income approach indicates value for a subject asset based on the present value of cash flows projected to be generated by the asset. Projected cash flows are discounted at a required market rate of return that reflects the relative risk of achieving the cash flows and the time value of money. The cost approach, which estimates value by determining the current cost of replacing an asset with another of equivalent economic utility, was used, as appropriate, for certain assets for which the market and income approaches could not be applied due to the nature of the asset. The cost to replace a given asset reflects the estimated reproduction or replacement cost for the asset, adjusted for obsolescence, whether physical, functional or economic.

Company-Owned life insurance policies ("COLI")

Company-Owned life insurance policies (“COLI”): The Company has COLI policies that have a cash surrender value. The Company has loans against these policies. The Company has no intention of repaying the loans prior to maturity or cancellation of the policies. Therefore, the Company offsets the cash surrender value by the related loans. As of February 25, 2017 and February 27, 2016, the cash surrender values of the policies were $185.1 million and $190.0 million, and the balance of the policy loans were $114.4 million and $115.8 million, respectively. The net balance of the COLI policies is included in Other assets.

Interest rate risk management

Interest rate risk management: The Company has entered into several interest rate swap contracts (“Swaps”) to hedge against the variability in cash flows relating to interest payments on its outstanding variable rate term debt. Swaps are recognized in the Consolidated Balance Sheets at fair value. Changes in the fair value of Swaps designated as “cash flow” hedges, to the extent the hedges are highly effective, are recorded in Other comprehensive income (loss), net of income taxes. Ineffective portions of cash flow hedges, if any, are recognized in current period earnings. Other comprehensive income (loss) is reclassified into current period earnings when the hedged transaction affects earnings. The Company assesses, both at the inception of the hedge and on an ongoing basis, whether derivatives used as hedging instruments are highly effective in offsetting the changes in the fair value or cash flow of the hedged items. If it is determined that a derivative is not highly effective as a hedge or ceases to be highly effective, the Company discontinues hedge accounting prospectively.

Energy contracts

Energy contracts: The Company has entered into contracts to purchase electricity and natural gas at fixed prices for a portion of its energy needs. The Company expects to take delivery of the electricity and natural gas in the normal course of business. Contracts that qualify for the normal purchase exception under derivatives and hedging accounting guidance are not recorded at fair value. Energy purchased under these contracts is expensed as delivered. The Company also manages its exposure to changes in diesel prices utilized in the Company’s distribution process through the use of short-term heating oil derivative contracts. These contracts are economic hedges of price risk and are not designated or accounted for as hedging instruments for accounting purposes. Changes in the fair value of these instruments are recognized in earnings.

Self-Insurance liabilities

Self-Insurance liabilities: The Company is primarily self-insured for workers’ compensation, property, automobile and general liability. The self-insurance liability is undiscounted and determined actuarially, based on claims filed and an estimate of claims incurred but not yet reported. The Company has established stop-loss amounts that limit the Company’s further exposure after a claim reaches the designated stop-loss threshold. Stop-loss amounts for claims incurred for the years presented range from $0.5 million to $5.0 million per claim, depending upon the type of insurance coverage and the year the claim is incurred. In determining its self-insurance liabilities, the Company performs a continuing review of its overall position and reserving techniques. Since recorded amounts are based on estimates, the ultimate cost of all incurred claims and related expenses may be more or less than the recorded liabilities.

The Company has deposits with its insurers to fund workers’ compensation, automobile and general liability claims payments. The Company had $14.9 million and $12.0 million of deposits for its workers’ compensation and automobile liability claims as of February 25, 2017 and February 27, 2016, respectively, included in Other assets. The Company has reinsurance receivables of $26.0 million and $39.3 million recorded within Receivables, net and $50.0 million and $52.4 million recorded within Other assets as of February 25, 2017 and February 27, 2016, respectively. The self-insurance liabilities and related reinsurance receivables are recorded gross.

Changes in self-insurance liabilities consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015
Beginning balance	$1,320.8	$1,445.3
Expense	281.7	293.7
Claim payments	(279.6)	(268.0)
Other reductions(1)	(58.0)	(150.2)

Ending balance	1,264.9	1,320.8
Less current portion	(293.3)	(308.7)

Long-term portion	$971.6	$1,012.1

(1)	Primarily reflects the systematic adjustments to the fair value of assumed self-insurance liabilities from acquisitions and actuarial adjustments for claims experience.

Deferred rents

Deferred rents: The Company recognizes rent holidays, from the period of time the Company has possession of the property, as well as tenant allowances and escalating rent provisions, on a straight-line basis over the expected term of the operating lease. The expected term may also include the exercise of renewal options if such exercise is determined to be reasonably assured and is used to determine whether the lease is capital or operating. Deferred rents are included in Other current liabilities and Other long-term liabilities.

Deferred gains on leases

Deferred gains on leases: The Company may receive up-front funds upon sublease or assignment of existing leases. Deferred gains related to subleases and assignments as of February 25, 2017 and February 27, 2016 were $14.4 million and $13.9 million, respectively, recorded in Other current liabilities, and $72.7 million and $75.1 million, respectively, recorded in Other long-term liabilities. These proceeds are amortized on a straight-line basis over an estimated sublease term.

In addition, deferred gains have been recorded in connection with several sale-leaseback transactions and are recognized over the lives of the leases. The current portion of deferred gains related to sale-leaseback transactions was $44.7 million and $12.5 million as of February 25, 2017 and February 27, 2016, respectively, recorded in Other current liabilities, with the long-term portion of $194.7 million and $170.3 million as of February 25, 2017 and February 27, 2016, respectively, recorded in Other long-term liabilities. Amortization of deferred gains related to sale-leaseback transactions was $37.0 million, $12.7 million and $13.4 million in fiscal 2016, 2015 and 2014, respectively, and was recorded as a reduction in rent expense.

Benefit plans and Multiemployer plans

Benefit plans and Multiemployer plans: Substantially all of the Company’s employees are covered by various contributory and non-contributory pension, profit sharing, or 401(k) plans, in addition to dedicated defined benefit plans for Safeway, Shaw’s and United employees. Certain employees participate in a long-term retention incentive bonus plan. The Company also provides certain health and welfare benefits, including short-term and long-term disability benefits to inactive disabled employees prior to retirement.

The Company recognizes a liability for the under-funded status of the defined benefit plans as a component of Other long-term liabilities. Actuarial gains or losses and prior service costs or credits are recorded within Other comprehensive income (loss). The determination of the Company’s obligation and related expense for its sponsored pensions and other post-retirement benefits is dependent, in part, on management’s selection of certain actuarial assumptions in calculating these amounts. These assumptions include, among other things, the discount rate and expected long-term rate of return on plan assets.

Most union employees participate in multiemployer retirement plans under collective bargaining agreements, unless the collective bargaining agreement provides for participation in plans sponsored by the Company. Pension expense for the multiemployer plans is recognized as contributions are funded. See Note 11—Employee benefit plans and collective bargaining agreements for additional information.

Revenue recognition

Revenue recognition: Revenues from the sale of products are recognized at the point of sale to the customer, net of returns and sales tax. Discounts provided to customers by the Company at the time of sale are recognized as a reduction in sales as the products are sold. Discounts provided to customers by vendors, usually in the form of coupons, are not recognized as a reduction in sales, provided the coupons are redeemable at any retailer that accepts coupons. The Company recognizes revenue and records a corresponding receivable from the vendor for the difference between the sales prices and the cash received from the customer. The Company records a deferred revenue liability when it sells its own proprietary gift cards. The Company records a sale when the customer redeems the gift card. The gift cards do not expire. The Company reduces the liability and records revenue for the unused portion of gift cards (“breakage”) after two to five years, the period at which redemption is considered remote. Breakage amounts were immaterial for fiscal 2016, 2015 and 2014.

Cost of sales and vendor allowances

Cost of sales and vendor allowances: Cost of sales includes, among other things, purchasing, inbound freight costs, product quality testing costs, warehousing costs, internal transfer costs, advertising costs, private label program costs, and strategic sourcing program costs.

The Company receives vendor allowances or rebates (“Vendor Allowances”) for a variety of merchandising initiatives and buying activities. The terms of the Company’s Vendor Allowances arrangements vary in length but are primarily expected to be completed within a quarter. The Company records Vendor Allowances as a reduction of Cost of sales when the associated products are sold. Vendor Allowances that have been earned as a result of completing the required performance under terms of the underlying agreements but for which the product has not yet been sold are recognized as reductions of inventory. The reduction of inventory for these Vendor Allowances was $72.2 million and $117.9 million as of February 25, 2017 and February 27, 2016, respectively.

Advertising costs are included in Cost of sales and are expensed in the period the advertising occurs. Cooperative advertising funds are recorded as a reduction of Cost of sales when the advertising occurs. Advertising costs were $502.4 million, $475.8 million and $239.9 million, net of cooperative advertising allowances of $71.9 million, $36.2 million and $16.9 million for fiscal 2016, 2015 and 2014, respectively.

Selling and administrative expenses

Selling and administrative expenses: Selling and administrative expenses consist primarily of store and corporate employee-related costs such as salaries and wages, health and welfare, workers’ compensation and pension benefits, as well as marketing and merchandising, rent, occupancy and operating costs, amortization of intangibles and other administrative costs.

Equity-based compensation

Equity-based compensation: The Company’s parent, AB Acquisition, has issued incentive and Phantom units to employees and non-employees performing services on behalf of the Company. AB Acquisition accounts for these awards in accordance with the applicable accounting guidance for equity-based awards issued to employees and non-employees and the Company records all the related compensation costs in its consolidated financial statements.

Employee awards are recorded under the provisions of ASC 718, Compensation—Stock Compensation with equity-based compensation expense measured at the grant date, based on the fair value of the award. As required under this guidance, forfeitures are recorded as they occur, rather than estimate expected forfeitures. Compensation expense is recognized over the requisite vesting period of the award. Time based awards are generally recognized on a straight-line basis, while performance based awards are generally recognized on a graded vesting basis. Compensation expense for equity-based awards subject to a performance vesting condition is recorded when achieving the performance condition becomes probable. Changes in inputs and assumptions used to calculate the fair value of equity-based payments can materially affect the measurement of the estimated fair value of equity-based compensation expense.

Equity-based compensation issued to non-employees is accounted for in accordance with ASC 505-50 Equity-Based Payments to Non-Employees (“ASC 505”), and the fair value of the award is recognized over the period the services are rendered or goods are provided.